Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario - 12 months ended Dec. 31, 2023
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	USD ($)	EUR (€)	GBP (£)	MXN ($)	AUD ($)
Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (418)
Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	(30,439)
Scenario (III) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (60,872)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase
CDI [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	11.65%	11.65%	11.65%	11.65%	11.65%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	11.70%	11.70%	11.70%	11.70%	11.70%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (340)
CDI [Member] | Scenario (II) Interest rate variation - Twenty Five Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	14.56%	14.56%	14.56%	14.56%	14.56%
CDI [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (20,839)
CDI [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	17.48%	17.48%	17.48%	17.48%	17.48%
CDI [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (41,671)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase
IPCA [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.68%	4.68%	4.68%	4.68%	4.68%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.69%	4.69%	4.69%	4.69%	4.69%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (63)
IPCA [Member] | Scenario (II) Interest rate variation - Twenty Five Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.85%	5.85%	5.85%	5.85%	5.85%
IPCA [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (5,496)
IPCA [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.02%	7.02%	7.02%	7.02%	7.02%
IPCA [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (10,992)
CPI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Decrease	Decrease	Decrease	Decrease	Decrease
CPI [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.10%	3.10%	3.10%	3.10%	3.10%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.09%	3.09%	3.09%	3.09%	3.09%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (4)
CPI [Member] | Scenario (II) Interest rate variation - Twenty Five Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	2.33%	2.33%	2.33%	2.33%	2.33%
CPI [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (372)
CPI [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.55%	1.55%	1.55%	1.55%	1.55%
CPI [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (745)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase
SOFR [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.38%	5.38%	5.38%	5.38%	5.38%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.38%	5.38%	5.38%	5.38%	5.38%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (11)
SOFR [Member] | Scenario (II) Interest rate variation - Twenty Five Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.73%	6.73%	6.73%	6.73%	6.73%
SOFR [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (3,732)
SOFR [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	8.07%	8.07%	8.07%	8.07%	8.07%
SOFR [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (7,464)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (45,314)
Operating [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.631%	3.631%	3.631%	3.631%	3.631%
Operating [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (692,836)
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (1,385,677)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (3,573)
Financial [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.631%	3.631%	3.631%	3.631%	3.631%
Financial [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (54,636)
Financial [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Financial [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (109,272)
Derivative [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivative [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Derivative [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Derivative [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ 31,251
Derivative [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.631%	3.631%	3.631%	3.631%	3.631%
Derivative [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ 477,820
Derivative [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Derivative [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ 955,643
Net debt in foreign subsidiaries [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Net debt in foreign subsidiaries [Member] | Current Exchange Rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 Day Exchange Rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.9205%	4.9205%	4.9205%	4.9205%	4.9205%
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (241,589)
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation - Twenty Five Percentage Exchange Rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0516%	6.0516%	6.0516%	6.0516%	6.0516%
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation - Twenty Five Percentage Effect on Equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (3,693,815)
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest rate variation - Fifty Percentage Exchange rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.262%	7.262%	7.262%	7.262%	7.262%
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (7,387,599)
Operating One [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Operating One [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Operating One [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Operating One [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating One [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Operating One [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ (3,153)
Operating One [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ (48,033)
Operating One [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	(96065.00%)	(96065.00%)	(96065.00%)	(96065.00%)	(96065.00%)
Financial One [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Financial One [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Financial One [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Financial One [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial One [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Financial One [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 254
Financial One [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 3,870
Financial One [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7740.00%	7740.00%	7740.00%	7740.00%	7740.00%
Derivatives One [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Derivatives One [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Derivatives One [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Derivatives One [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives One [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Derivatives One [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 1,038
Derivatives One [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 15,808
Derivatives One [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	31616.00%	31616.00%	31616.00%	31616.00%	31616.00%
Operating Two [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Operating Two [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.619%	4.619%	4.619%	4.619%	4.619%
Operating Two [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.0793%	3.0793%	3.0793%	3.0793%	3.0793%
Operating Two [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating Two [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Operating Two [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ (4,405)
Operating Two [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ (66,340)
Operating Two [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ (132,680)
Financial Two [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Financial Two [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.7134%	4.7134%	4.7134%	4.7134%	4.7134%
Financial Two [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.1423%	3.1423%	3.1423%	3.1423%	3.1423%
Financial Two [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial Two [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Financial Two [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 8
Financial Two [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ 125
Financial Two [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ 250
Derivatives Two [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Derivatives Two [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.619%	4.619%	4.619%	4.619%	4.619%
Derivatives Two [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.0793%	3.0793%	3.0793%	3.0793%	3.0793%
Derivatives Two [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives Two [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Derivatives Two [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 2,525
Derivatives Two [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ 38,028
Derivatives Two [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ 76,055
Operating Three [Member] | Scenario (III) Interest Rate Variation - Fifty Percentage Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.1428%	0.1428%	0.1428%	0.1428%	0.1428%
Operating Three [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.2815%	0.2815%	0.2815%	0.2815%	0.2815%
Operating Three [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.2142%	0.2142%	0.2142%	0.2142%	0.2142%
Operating Three [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating Three [Member] | Current Exchange Rate Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.2856%	0.2856%	0.2856%	0.2856%	0.2856%
Operating Three [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £			£ (1,962)
Operating Three [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ (33,763)
Operating Three [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ (67,527)
Operating Four [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.2319%	3.2319%	3.2319%	3.2319%	3.2319%
Operating Four [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.4662%	2.4662%	2.4662%	2.4662%	2.4662%
Operating Four [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.6441%	1.6441%	1.6441%	1.6441%	1.6441%
Operating Four [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating Four [Member] | Current Exchange Rate Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.2882%	3.2882%	3.2882%	3.2882%	3.2882%
Operating Four [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ 1
Operating Four [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 9
Operating Four [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 18
Derivatives Four [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.2319%	3.2319%	3.2319%	3.2319%	3.2319%
Derivatives Four [Member] | Scenario (ii) Interest Rate Variation - Twenty Five Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.4662%	2.4662%	2.4662%	2.4662%	2.4662%
Derivatives Four [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.6441%	1.6441%	1.6441%	1.6441%	1.6441%
Derivatives Four [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives Four [Member] | Current Exchange Rate Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.2882%	3.2882%	3.2882%	3.2882%	3.2882%
Derivatives Four [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ (48)
Derivatives Four [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (695)
Derivatives Four [Member] | (new) Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (1,391)
Derivatives Five [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation
Derivatives Five [Member] | Current Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	52.00%	52.00%	52.00%	52.00%	52.00%
Derivatives Five [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ 55
Derivatives Five [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (5)
Derivatives Five [Member] | Scenario (ii) @ Variation - Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	65.00%	65.00%	65.00%	65.00%	65.00%
Derivatives Five [Member] | Scenario (ii) @ Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (25)
Derivatives Five [Member] | Scenario (ii) @ Variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	78.00%	78.00%	78.00%	78.00%	78.00%
Derivatives Five [Member] | Scenario (ii) @ Variation - Fiftyt Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (49)
Operating Five [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(2.19%)	(2.19%)	(2.19%)	(2.19%)	(2.19%)
Operating Five [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating Five [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Income Seven [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (2,451)
Operating Five [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Operating Five [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (27,878)
Operating Five [Member] | Scenario (ii) Price variation -Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (55,756)
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating Six [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Operating Six [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (789,300)
Operating Six [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating Six [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(2.25%)	(2.25%)	(2.25%)	(2.25%)	(2.25%)
Operating Six [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (71,163)
Operating Six [Member] | Scenario (iii) Price variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating Six [Member] | Scenario (iii) Price variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (1,578,600)
Derivatives Six [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Derivatives Six [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (95,079)
Derivatives Six [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives Six [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(2.25%)	(2.25%)	(2.25%)	(2.25%)	(2.25%)
Derivatives Six [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (8,572)
Derivatives Six [Member] | Scenario (iii) Price variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Derivatives Six [Member] | Scenario (iii) Price variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (190,159)